Stock Option Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stock Option Plans [Abstract]
Stock Option Plans
Note 12 — Stock Option Plans

A summary of stock option activity for the nine months ended September 30, 2014 is as follows:
		Weighted
		Average
	Number of Shares	Exercise Price	Exercise Price Range

Outstanding at December 31, 2013	214,518	$9.72	$1.71 – $ 17.50
Granted	548,000	$2.63	$2.60 – $ 2.70
Exercised	—	$—	$—
Expired or Forfeited	(26,244)	$11.42	$2.60 – $15.00

Outstanding at September 30, 2014	736,274	$4.41	$1.71 – $ 17.50

As of September 30, 2014, there were 221,727 options that were fully vested and exercisable at a weighted average exercise price of $8.46 per share. The weighted average remaining contractual term on the vested options is 6.0 years.

As of September 30, 2014 there were 514,547 unvested options exercisable at a weighted average exercise price of $2.66 per share. The weighted average remaining contractual term on the unvested options is 9.8 years.

No cash was received from option exercises for the three or nine months ended September 30, 2014 and 2013.

The table below summarizes the impact of outstanding stock options on the results of operations for the three and nine months ended September 30, 2014 and 2013:
	Three Months Ended		Nine months ended
	September 30, 2014	September 30, 2013	September 30, 2014	September 30, 2013

Stock-based compensation expense: - - Stock Options	$97,977	$101,232	$136,671	$139,926
Income tax benefit	—	—	—	—
Net Increase in Net Loss	$97,977	$101,232	$136,671	$139,926

Increase in Loss Per Share:

Basic and Diluted	$0.0093	$0.0141	$0.0133	$0.0293

The Black-Scholes-Merton option pricing model was used to estimate the fair value of share-based awards under FASB ASC Topic 718. The Black-Scholes-Merton option pricing model incorporates various and highly subjective assumptions, including expected term and expected volatility. For valuation purposes, stock option awards were categorized into two groups, stock option grants to employees and stock option grants to members of the Board of Directors.

The expected term of options granted was estimated to be the average of the vesting term, historical exercise and forfeiture rates, and the contractual life of the option. The expected volatility at the grant date is estimated using historical stock prices based upon the expected term of the options granted. FASB ASC Topic 718 requires pre-vesting option forfeitures at the time of grant to be estimated and periodically revised in subsequent periods if actual forfeitures differ from those estimates. Stock-based compensation expense is recorded only for those awards expected to vest using an estimated forfeiture rate based on historical pre-vesting forfeiture data. The risk-free interest rate assumption is determined using the rates for U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award being valued. Cash dividends have never been paid and are not anticipated to be paid in the foreseeable future. Therefore, the assumed expected dividend yield is zero.

The following summary table shows the assumptions used to compute the fair value of stock options granted during nine period ending September 30, 2014 and their estimated value:

Assumptions for Black-Scholes:
Expected term in years	5.61 to 10.0
Volatility	118.6 to 119.7%
Risk-free interest rate	1.70 to 2.42%
Expected annual dividends	None

Value of options granted:
Number of options granted	548,000
Weighted average fair value/share	$2.32
Fair value of options granted	$1,268,792

At September 30, 2014, the Company had approximately $1,221,338 of unrecognized stock compensation expense, which will be recognized over a weighted average period of approximately 2.2 years.

Note 24 — Stock Option Plans

The Company has the following Stock Option Plans (the “Plan”) that allow for the granting of both statutory and incentive stock options or ISOs, which can result in potentially favorable tax treatment to the participant, and non-statutory stock options. The exercise price per share subject to an option is determined by the administrator, but in the case of an ISO must not be less than the fair market value of a share of our common stock on the date of grant and in the case of a non-statutory stock option must not be less than 100% of the fair market value of a share of our common stock on the date of grant.

	2007 Plan	2009 Plan	Total
Outstanding as of December 31, 2013	79,009	135,509	214,518
Available for future issuance under plan	—	342,420	342,420
Totals authorized by plan	79,009	477,929	556,938

The Plan gives the Board of Directors of the Company the ability to determine vesting periods for all options granted under the Plan, and allows option terms to be up to ten years from the original grant date. Employees’ incentive stock options must vest at a minimum rate of 20% per year over a five year period, commencing on the date of grant. Most vest ratably over four years commencing on the date of the option grant. In the case of directors, such options are granted annually and they expire ten years after the date of their grant and vest ratably, on a monthly basis, over the next 12 months. Non-employee directors have vesting of 50% immediately on grant and the balance vest ratably, on a monthly basis, over the next 12 months. Advisors or consultants can have vesting range from 100 percent of the option grants vesting immediately to ratably, on a monthly basis, up to 48 months.

The following table summarizes stock option activity for the years ended December 31, 2013 and 2012:

		Weighted
	Number of	Average		Exercise Price
	Shares	Exercise Price		Range

Outstanding at December 31, 2011	267,856	$8.87		$0.46	–	$17.50
Granted	—	$—	$			—
Exercised	—	$—	$			—
Expired or Forfeited	(75,127)	$0.65		$0.46	–	$2.17

Outstanding at December 31, 2012	192,729	$10.68		$1.71	–	$17.50
Granted	45,000	$2.00	$			2.00
Exercised	—	$—	$			—
Expired or Forfeited	(23,211)	$2.71		$1.94	–	$17.50
Outstanding at December 31, 2013	214,518	$9.72		$1.71	–	$17.50

As of December 31, 2013, there were 200,387 options that were fully vested and exercisable at weighted average exercise price of $9.71 per share. The weighted average remaining contractual term on the vested options is 5.6 years.

The unvested balance of 14,131 options as of December 31, 2013, are exercisable at a weighted average exercise price of $9.91 per share. The weighted average remaining contractual term on the vested options is 6.6 years.

The following tables summarize stock option information at December 31, 2013:

Total Options Outstanding
		Weighted	Weighted
		average	average
Range of exercise price	Shares	remaining life (yrs)	exercise price

$1.71 to $2.00	57,723	7.6	$1.94
$7.50 to $11.25	102,637	6.6	$10.67
$15.00 to $17.50	54,158	3.6	$16.23
	214,518	6.1	$9.72

Exercisable Options Outstanding
		Weighted average remaining life	Weighted average
Range of exercise price	Shares	(yrs)	exercise price

$1.71 to $2.00	57,723	7.6	$1.93
$7.50 to $11.25	88,506	5.6	$10.78
$15.00 to 17.50	54,158	3.6	$16.22

	200,387	5.6	$9.71

Unvested Options Outstanding
		Weighted average remaining life	Weighted average
Range of exercise price	Shares	(yrs)	exercise price

$1.71 to $2.00	—	—	$—
$7.50 to $11.25	14,131	6.6	$9.91
$15.00 to $17.50	—	—	$—

	14,131	6.6	$9.91

The weighted average exercise price of options granted during 2013 was $2.00 with an aggregate value of $81,884.
There were no options granted in 2012.

Cash received from option exercises in 2013 and 2012, amounted to $-0- and $-0-, respectively. All of the shares issued out of common stock.

With respect to any non-qualified stock options and incentive stock options that are exercised and held for less than one year, the Company recognizes a tax benefit upon exercise in an amount equal to the tax effect of the difference between the option price and the fair market value of the common stock on the exercise date.

The table below summarizes the impact of outstanding stock options on the results of operations for the years ended December 31, 2013 and 2012:

December 31,	2013	2012

Stock-Based Compensation Expense:
Stock Options	$159,272	$172,233
Income Tax Benefit	—	—

Net Decrease in Net Income	$159,272	$172,233

Decrease in Earnings Per Share:
Basic	$0.027	$0.049
Diluted	$0.027	$0.048

The Black-Scholes-Merton option pricing model was used to estimate the fair value of share-based awards under FASB ASC Topic 718. The Black-Scholes-Merton option pricing model incorporates various and highly subjective assumptions, including expected term and expected volatility. For valuation purposes, stock option awards were categorized into two groups, stock option grants to employees and stock option grants to members of the Board of Directors.

The expected term of options granted was estimated to be the average of the vesting term, historical exercise and forfeiture rates, and the contractual life of the option. The expected volatility at the grant date is estimated using historical stock prices based upon the expected term of the options granted. The risk-free interest rate assumption is determined using the rates for U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award being valued. Cash dividends have never been paid and are not anticipated to be paid in the foreseeable future. Therefore, the assumed expected dividend yield is zero.

The following summary table shows the assumptions used to compute the fair value of stock options granted during 2013 and 2012 and their estimated value:

December 31,	2013	2012
Assumptions for Black-Scholes:
Expected term in years	10.0		—
Volatility	128.80%		—
Risk-free interest rate	2.81%		—
Expected annual dividends	None		None

Value of options granted:
Number of options granted	45,000		—
Weighted average fair value/share	$2.00	$	N/A
Fair value of options granted	$81,884	$	N/A

FASB ASC Topic 718 requires pre-vesting option forfeitures at the time of grant to be estimated and periodically revised in subsequent periods if actual forfeitures differ from those estimates. Stock-based compensation expense is recorded only for those awards expected to vest using an estimated forfeiture rate based on historical pre-vesting forfeiture data.

Unrecognized stock-based compensation expense was approximately $89,217 as of December 31, 2013, relating to a total of 14,131 unvested stock options under the Company’s stock option plans. This stock-based compensation expense is expected to be recognized over a weighted average period of approximately 1.1 years.